STOCKHOLDERS' EQUITY (Details 4) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Retained earnings	$ 116,536,602	$ 151,890,125
Statutory surplus reserves	11,427,259	11,385,921
Retained Earnings (Accumulated Deficit), Total	$ 127,963,861	$ 163,276,046